Policyholder liabilities and unallocated surplus - Products and determining contract liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Provisions	£ 1,078	£ 1,123
Jackson (US insurance operations) | Fixed interest rate annuities
Liabilities
Percentage of policy and contract liabilities	7.00%	7.00%
Account value	£ 12,600	£ 12,600
Average guaranteed rate	2.91%	2.93%
Percentage of market value adjustment	64.00%	60.00%
Jackson (US insurance operations) | Fixed interest rate annuities | Minimum
Liabilities
Minimum guaranteed interest rate	1.00%	1.00%
Jackson (US insurance operations) | Fixed interest rate annuities | Maximum
Liabilities
Minimum guaranteed interest rate	5.50%	5.50%
Jackson (US insurance operations) | Fixed index annuities
Liabilities
Percentage of policy and contract liabilities	5.00%	5.00%
Account value	£ 6,000	£ 6,300
Average guaranteed rate	1.77%	1.77%
Jackson (US insurance operations) | Fixed index annuities | Minimum
Liabilities
Minimum guaranteed interest rate	1.00%	1.00%
Jackson (US insurance operations) | Fixed index annuities | Maximum
Liabilities
Minimum guaranteed interest rate	3.00%	3.00%
Jackson (US insurance operations) | Fixed interest accounts of fixed index annuities
Liabilities
Account value	£ 2,700	£ 2,500
Average guaranteed rate	2.57%	2.58%
Jackson (US insurance operations) | Fixed interest accounts of fixed index annuities | Minimum
Liabilities
Minimum guaranteed interest rate	1.00%	1.00%
Jackson (US insurance operations) | Fixed interest accounts of fixed index annuities | Maximum
Liabilities
Minimum guaranteed interest rate	3.00%	3.00%
Jackson (US insurance operations) | Variable annuities
Liabilities
Percentage of policy and contract liabilities	75.00%	77.00%
Percentage of variable annuity funds	5.00%	5.00%
Mean investment return	7.40%	7.40%
Jackson (US insurance operations) | Variable annuities in fixed accounts
Liabilities
Account value	£ 6,400	£ 5,900
Average guaranteed rate	1.70%	1.68%
Jackson (US insurance operations) | Variable annuities in fixed accounts | Minimum
Liabilities
Minimum guaranteed interest rate	1.00%	1.00%
Jackson (US insurance operations) | Variable annuities in fixed accounts | Maximum
Liabilities
Minimum guaranteed interest rate	3.00%	3.00%
Jackson (US insurance operations) | Life insurance contracts
Liabilities
Percentage of policy and contract liabilities	9.00%	9.00%
Account value	£ 6,400	£ 6,300
Average guaranteed rate	4.67%	4.67%
Jackson (US insurance operations) | Life insurance contracts | Minimum
Liabilities
Minimum guaranteed interest rate	2.50%	2.50%
Jackson (US insurance operations) | Life insurance contracts | Maximum
Liabilities
Minimum guaranteed interest rate	6.00%	6.00%
Jackson (US insurance operations) | Institutional products
Liabilities
Percentage of policy and contract liabilities	1.00%	1.00%
Minimum notice period for funding agreement termination by the policyholder	90 days
Jackson (US insurance operations) | Institutional products | Minimum
Liabilities
Number of years funding agreements	1 year
Jackson (US insurance operations) | Institutional products | Maximum
Liabilities
Number of years funding agreements	30 years
UK and Europe insurance operations | SAIF with-profits
Liabilities
Minimum benefit on death or maturity of premium accumulated	4.00%
Provisions	£ 361	£ 503